EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY [Text Block]

19. EQUITY

(a) Issuance of new shares

In 2015, the Company issued a total of  2,102,484  ordinary shares to certain institutional investors at the price of $6.44  per share. Gross proceeds from the offering were approximately $13.5  million. The Company paid a total of $0.7  million in placement agency fees, legal fees, and other related expenses. As a result, the Company received $12.8  million of net proceeds from the equity offering.

In 2016 and 2015, the Company issued a total of 899,795 and 5,613,130 ordinary shares, respectively, resulting from the Series B warrants exercise. Refer to Note 16 above.

In January 2018, an aggregate of   529,004  ordinary shares were issued as a result of exercise of stock options granted to employees and consulants. Refer to Note 19 (d) and (e) below.

(b) Repurchase of common shares

On October 4, 2013, the Company announced a $9.0 million share repurchase program. Repurchases may be made in open-market transactions or through privately negotiated transactions. The timing and extent of any repurchase will depend upon market conditions, the trading price of the Company’s ordinary shares, and other factors, and are subject to the restrictions relating to volume, price and timing under the applicable laws, including but not limited to, Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended. The Company’s Board of Directors will review the share repurchase program periodically, and may authorize adjustment of its terms and size accordingly. During the years ended December 31, 2017, 2016, and 2015, a total of 0, 0, and 685,000 ordinary shares were repurchased in accordance with the program at a cost of $-$-and $2,827,500, respectively. On June 7, the aggregate of 1,402,448 ordinary shares held in the Company’s treasury stock was canceled. As a result, the excess of the cost of those shares over the par value was allocated to additional paid-in capital and retained earnings in the amount of approximately $7.0 million and $104,000, respectively.

(c) Stock-based compensation

The following table provides the details of the approximate total share based payments expense during the years ended December 31, 2017, 2016, and 2015:

	December 31,		December 31,		December 31,
	2017		2016		2015
Employees and directors share-based payments	$487,000	(d)	$273,000	(d)	$102,000	(c)
Stock options issued for services	$96,000	(e)	$-		$-
Stock issued for services	$-		$-		$99,000	(c)
	$583,000		$273,000		$201,000

On September 11, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan, or the 2013 Plan, pursuant to which, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the shares issuable under the 2013 Plan. As of December 31, 2015, the Company had issued an aggregate of 4,467,135 shares of restricted stock, to our officers and employees under the 2013 Plan. There was no additional issuance of restricted shares during the years ended December 31, 2016 and 2017.

On November 15, 2013, the Company granted eligible employees a total of 3,000,000 ordinary shares as compensation under the 2013 Equity Incentive Plan. The fair value of these shares was approximately $15.9 million at the date of the grant, based on the quoted market price of the Company’s ordinary shares. The employees paid the Company $9.0 million in cash resulting in approximately $6.9 million being recorded as the compensation for services provided in 2013.

For the purpose of acquiring the ordinary shares from the Company, certain employees had entered into loan contracts with local banks. The Company had agreed to guarantee the employees’ repayment of these bank loans in the event of default. Of the 3,000,000 shares issued to employees, a total of 725,000 shares were purchased from the Company using the proceeds from these guaranteed bank loans. In December 2014, the Company loaned a total of approximately $1.5 million to these employees in order to for them to repay their respective bank loans. Since the Company has guaranteed these loans, the Company classified $2.2 million, of the total proceeds received as “temporary equity” in the accompanying balance sheet. In May 2015, the liability of these employees to the Company was repaid through either selling a certain numbers of their shares back to the Company or through repayment of cash to the Company. As a result, $1.1 million and $0.8 million were reclassified to “permanent equity” in 2015 and 2014, respectively. In 2016, additional $360,000 of temporary equity was reclassified to permanent equity as a result of a promise to repay the outstanding balance of the loan for purchasing ordinary shares executed by Mr. Sun Jun Ping, who was then the Chief Investment Officer of the Company.

On April 30, 2014, the Company granted eligible employees a total of 920,757 restricted shares as compensation under the 2013 Equity Incentive Plan. The fair value of these shares was approximately $3.8 million at the date of the grant, based on the quoted market price. The employees paid the Company approximately $3.7 million in cash, resulting in approximately $0.1 million being recorded as the compensation for services provided in 2014.

On April 30, 2014, the Company issued an aggregate of 439,503 shares of restrict CNIT ordinary shares to various minority shareholders to acquire additional ownership in Geo and Zhongtian.

On June 25, 2014, the Company issued 50,000 restricted shares as payable in a lump sum for one year consulting fee from June 2014 to June 2015. The fair value of these shares was approximately $206,000 at the date of the grant, based on the quoted market price of the ordinary shares, resulting in approximately $120,000 being recorded as consulting expense in 2014, and approximately $86,000 being recorded as prepaid expenses as of December 31, 2014, which was fully amortized in 2015.

In 2015, the Company granted eligible employees a total of 51,875 shares of ordinary shares under the Company’s Equity Incentive Plan as compensation. The fair value of these shares was approximately $102,000, based on the quoted market price. The amount was recorded as the compensation for services provided in 2015.

In 2015, the Company issued 5,000 restricted shares of ordinary shares in exchange for a consulting fee. The fair value of these shares was approximately $13,000 at the date of the grant, based on the quoted market price, resulting in approximately $13,000 being recorded as consulting fee in 2015.

(d) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period. On May 27, 2016, the Company granted options to purchase an aggregate of 2,712,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $1.6 million at the date of the grant, of which approximately $273,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2016, and $376,000 was amortized and recorded as compensation expenses in 2017 period. On May 17, 2017, the Company granted options to employees and directors to purchase an aggregate of 960,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.5 million at the date of the grant, of which approximately $111,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided in 2017.

The following table summarizes the inputs and assumptions used to estimate the fair values of the share options granted for the years ended as follows:

	December 31,	December 31
	2017	2016
Exercise price	$0.99	$1.21
Expected term	3 years	4 years
Expected volatility	80.40%	90.40%
Expected dividend yield	0%	0%
Risk free interest rate	1.59%	1.23%
Fair Value	$0.59	$0.78

Stock option activity for the years ended December 31, 2017 and 2016 is summarized as follows:

			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at January 1, 2016	-	$-	-
Granted	2,712,000	1.21
Exercised	-
Canceled	(426,000)	$1.21
Outstanding at December 31, 2016	2,286,000	$1.21	4.40	$0
Granted	960,000	$0.99
Exercised	-
Canceled	(328,000)	$1.21
Outstanding at December 31, 2017	2,918,000	$1.14	3.40	$996,860
Vested and expected to be vested as of December 31, 2017	2,740,000	$1.14	3.40	$940,656
Options exercisable as of December 31, 2017 (vested)	805,200	$1.21	3.40	$217,404

The weighted average grant-date fair value of options granted during the years ended December 31, 2016 and 2017, was $0.78 and $0.59, respectively. There was no option exercised during the years ended December 31, 2016 and 2017.

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2017	2,286,000	$0.78
Granted	960,000	$0.59
Vested	(805,200)	$0.78
Canceled	(328,000)	$0.77
Non-vested at December 31, 2017	2,112,800	$0.70

As of December 31, 2017, approximately $1.2 million of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average remaining vesting period of approximately 1.35 years. The total fair value of options vested during the years ended December 31, 2017, and 2016 was approximately $0.6 million and $0, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(e) Stock options to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan, in 2017 the Company issued 250,000 stock options to consultants and 250,000 options vested during the period. The fair value of the options issued to consultants was estimated on the measurement date using the Black-Scholes Merton valuation model. We expensed to administrative expense $96,000 during the year ended December 31, 2017.

As of December 31, 2017, the weighted average exercise price was $1.27 and the weighted average remaining life was 3.11 years. The following table outlines the options outstanding and exercisable as of December 31, 2017:

	2017
	Number of
	Options	Exercise	Expiration
	Outstanding	Price	Date
2017 Service Agreement Options (Marketing)	50,000	$1.29	10/31/2020
2017 Service Agreement Options (Marketing)	50,000	$1.63	11/30/2020
2017 Service Agreement Options (Marketing)	50,000	$1.48	12/31/2020
2017 IR Consulting Service Agreement Options	50,000	$0.93	05/27/2021
2017 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
	250,000

(f) Removal of par value of stock

On September 19, 2017, at the Company’s 2017 Annual Meeting of Members, the shareholders of the Company approved an amendment to the Company’s Memorandum and Articles of Association to remove the par value of the Company’s ordinary shares. On October 12, 2017, the Company filed an amended and restated Memorandum and Articles of Association (the “Amended and Restated M&A”) with the Registrar of Corporate Affairs in the British Virgin Islands to remove par value per share of the Company’s ordinary shares. As a result, additional-paid-in capital resulted from cash received in excess of par value for the Company’s issuance of ordinary shares was reclassified to ordinary shares at December 31, 2017.